Share Option and Warrant Reserves (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Share Option And Warrant Reserves
Number of share options outstanding beginning of period | shares	6,205,000	4,810,000
Number of share options granted | shares	3,295,000	1,775,000
Number of share options exercised | shares	(926,250)	(220,000)
Number of share options expired | shares	(230,000)	(103,750)
Number of share options forfeited | shares	(51,250)	(56,250)
Number of share options outstanding end of period | shares	8,292,500	6,205,000
Weighted average exercise price outstanding beginning of period | $	$ 1.85	$ 1.97
Weighted average exercise price granted | $	1.91	1.42
Weighted average exercise price exercised | $	0.62	0.91
Weighted average exercise price expired | $	2.33	2.35
Weighted average exercise price forfeited | $	1.89	1.60
Weighted average exercise price outstanding end of period | $	$ 2.0	$ 1.85